Portfolio of Investments
Columbia Small Cap Growth Fund I, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 2.2%
Entertainment 1.0%
World Wrestling Entertainment, Inc., Class A	132,992	8,248,164
Media 1.2%
Entercom Communications Corp., Class A	387,200	1,831,456
Nexstar Media Group, Inc., Class A	69,900	7,528,929
Total		9,360,385
Total Communication Services		17,608,549
Consumer Discretionary 13.9%
Hotels, Restaurants & Leisure 7.5%
Eldorado Resorts, Inc.(a)	311,400	16,663,014
Planet Fitness, Inc., Class A(a)	283,600	20,963,712
PlayAGS, Inc.(a)	520,700	5,982,843
Texas Roadhouse, Inc.	262,100	15,175,590
Total		58,785,159
Internet & Direct Marketing Retail 1.3%
Etsy, Inc.(a)	227,900	9,888,581
Multiline Retail 1.6%
Ollie’s Bargain Outlet Holdings, Inc.(a)	196,007	12,818,858
Specialty Retail 3.5%
Five Below, Inc.(a)	127,200	15,735,912
Floor & Decor Holdings, Inc.(a)	241,100	11,575,211
Total		27,311,123
Total Consumer Discretionary		108,803,721
Consumer Staples 2.1%
Food & Staples Retailing 1.8%
BJ’s Wholesale Club Holdings, Inc.(a)	585,000	13,864,500
Food Products 0.3%
Freshpet, Inc.(a)	43,691	2,347,954
Total Consumer Staples		16,212,454
Energy 0.4%
Energy Equipment & Services 0.4%
Frank’s International NV(a)	600,500	3,062,550
Total Energy		3,062,550
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 3.3%
Insurance 0.6%
Goosehead Insurance, Inc., Class A	118,900	4,817,828
Thrifts & Mortgage Finance 2.7%
LendingTree, Inc.(a)	58,500	21,091,005
Total Financials		25,908,833
Health Care 37.4%
Biotechnology 4.9%
Adamas Pharmaceuticals, Inc.(a)	190,414	1,132,963
Arrowhead Pharmaceuticals, Inc.(a)	41,400	3,022,614
bluebird bio, Inc.(a)	25,922	2,098,127
Immunomedics, Inc.(a)	274,900	5,162,622
Ligand Pharmaceuticals, Inc.(a)	64,000	7,232,000
Mirati Therapeutics, Inc.(a)	21,300	2,146,401
Precision BioSciences, Inc.(a)	221,389	3,934,082
Sarepta Therapeutics, Inc.(a)	48,200	5,422,018
SpringWorks Therapeutics, Inc.(a)	127,927	2,918,015
Turning Point Therapeutics, Inc.(a)	47,400	2,664,828
uniQure NV(a)	44,300	2,465,738
Total		38,199,408
Health Care Equipment & Supplies 15.4%
BioLife Solutions, Inc.(a)	422,114	7,070,410
Cantel Medical Corp.	222,700	17,125,630
Glaukos Corp.(a)	121,300	7,778,969
Heska Corp.(a)	205,600	19,634,800
Neogen Corp.(a)	240,500	16,010,085
Quidel Corp.(a)	308,000	21,134,960
Quotient Ltd.(a)	844,900	7,257,691
Tactile Systems Technology, Inc.(a)	62,100	3,987,441
Tandem Diabetes Care, Inc.(a)	72,800	5,025,384
West Pharmaceutical Services, Inc.	106,500	15,658,695
Total		120,684,065
Columbia Small Cap Growth Fund I | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 8.7%
Addus HomeCare Corp.(a)	74,000	6,897,540
Amedisys, Inc.(a)	119,100	19,408,536
Chemed Corp.	40,483	17,408,500
Guardant Health, Inc.(a)	134,014	10,408,867
HealthEquity, Inc.(a)	216,500	13,615,685
Total		67,739,128
Health Care Technology 1.8%
Teladoc Health, Inc.(a)	166,665	13,956,527
Life Sciences Tools & Services 6.6%
Adaptive Biotechnologies Corp.(a)	164,506	4,472,918
Bio-Techne Corp.	118,200	25,797,150
Codexis, Inc.(a)	317,400	4,932,396
NanoString Technologies, Inc.(a)	189,100	5,090,572
Pacific Biosciences of California, Inc.(a)	438,600	2,254,404
Quanterix Corp.(a)	367,699	9,313,816
Total		51,861,256
Total Health Care		292,440,384
Industrials 13.9%
Aerospace & Defense 1.1%
Aerojet Rocketdyne Holdings, Inc.(a)	190,100	8,402,420
Building Products 3.0%
Simpson Manufacturing Co., Inc.	163,400	13,268,080
Trex Company, Inc.(a)	115,502	9,940,102
Total		23,208,182
Commercial Services & Supplies 3.2%
Casella Waste Systems, Inc., Class A(a)	115,246	5,383,141
Healthcare Services Group, Inc.	524,600	13,193,690
McGrath Rentcorp	89,600	6,571,264
Total		25,148,095
Machinery 3.2%
John Bean Technologies Corp.	84,000	9,202,200
Proto Labs, Inc.(a)	165,000	15,986,850
Total		25,189,050
Professional Services 0.7%
Insperity, Inc.	67,100	5,218,367
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.8%
Saia, Inc.(a)	152,200	14,443,780
Trading Companies & Distributors 0.9%
SiteOne Landscape Supply, Inc.(a)	81,500	7,233,940
Total Industrials		108,843,834
Information Technology 18.7%
Electronic Equipment, Instruments & Components 1.2%
Littelfuse, Inc.	48,900	8,870,949
Semiconductors & Semiconductor Equipment 1.5%
Cabot Microelectronics Corp.	31,100	4,149,051
MKS Instruments, Inc.	37,400	3,974,872
Monolithic Power Systems, Inc.	23,700	3,808,116
Total		11,932,039
Software 16.0%
Alteryx, Inc., Class A(a)	137,400	15,599,022
Avalara, Inc.(a)	222,800	17,385,084
Coupa Software, Inc.(a)	99,100	15,210,859
Everbridge, Inc.(a)	229,600	20,191,024
ForeScout Technologies, Inc.(a)	154,700	5,542,901
HubSpot, Inc.(a)	77,770	11,743,270
Paylocity Holding Corp.(a)	70,400	8,611,328
RingCentral, Inc., Class A(a)	43,700	7,536,939
Smartsheet, Inc., Class A(a)	352,000	16,695,360
Trade Desk, Inc. (The), Class A(a)	26,000	6,846,840
Total		125,362,627
Total Information Technology		146,165,615
Materials 2.3%
Chemicals 2.3%
Balchem Corp.	125,500	12,503,565
Livent Corp.(a)	710,500	5,541,900
Total		18,045,465
Total Materials		18,045,465

2	Columbia Small Cap Growth Fund I | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
Coresite Realty Corp.	137,100	15,545,769
STORE Capital Corp.	222,604	9,062,209
Total		24,607,978
Total Real Estate		24,607,978
Total Common Stocks (Cost $645,714,955)		761,699,383

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(b),(c)	22,577,996	22,577,996
Total Money Market Funds (Cost $22,576,283)		22,577,996
Total Investments in Securities (Cost: $668,291,238)		784,277,379
Other Assets & Liabilities, Net		(1,283,804)
Net Assets		782,993,575

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	6,715,537	115,525,394	(99,662,935)	22,577,996	398	1,713	139,629	22,577,996
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Growth Fund I | Quarterly Report 2019	3